UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       September 30, 2006
                                                     ------------------

Check here if Amendment [  ]; Amendment Number:
                                                     ------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           MB Investment Partners, Inc.
                ------------------------------------------------------------
Address:        825 Third Avenue
                ------------------------------------------------------------
                New York, NY  10022
                ------------------------------------------------------------


Form 13F File Number:     28-06155
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Neil Sclaterbooth
                -----------------------------------------------------------
Title:          Chief Compliance Officer
                -----------------------------------------------------------
Phone:          212.370.7300
                -----------------------------------------------------------

Signature, Place and Date of Signing:


    /s/ Neil Sclaterbooth              New York, NY          November 8, 2006
-------------------------------    --------------------    --------------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  117
                                                 --------------------
Form 13F Information Table Value Total:                433,133
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
------------------------------ ---------------- --------- --------  --------  ---  ---- ------- --------  -------- ------ ----------

3M Co Com                      COM              88579Y101     3526   47375.00  SH       SOLE               9975.00          37400.00
3M Co Com                      COM              88579Y101       19     250.00  SH       OTHER                                 250.00
AT&T Inc Com                   COM              00206R102      263    8067.00  SH       SOLE                                 8067.00
Abbott Labs                    COM              002824100     2390   49220.00  SH       SOLE              38400.00          10820.00
Allergan Inc                   COM              018490102      860    7640.89  SH       SOLE               6940.89            700.00
Altria Group Inc               COM              02209S103      491    6416.00  SH       SOLE               2500.00           3916.00
Altria Group Inc               COM              02209S103      230    3000.00  SH       OTHER                                3000.00
American Express               COM              025816109     5449   97167.00  SH       SOLE              12375.00          84792.00
American Intl Gp               COM              026874107    15261  230314.00  SH       SOLE              59151.00         171163.00
American Intl Gp               COM              026874107      452    6815.00  SH       OTHER                                6815.00
Americredit Corp               COM              03060R101     2875  115050.00  SH       SOLE              50525.00          64525.00
Americredit Corp               COM              03060R101      165    6600.00  SH       OTHER                                6600.00
Amgen                          COM              031162100      410    5737.00  SH       SOLE                                 5737.00
Apache Corp                    COM              037411105     2396   37905.44  SH       SOLE              15461.44          22444.00
Arch Coal Inc Com              COM              039380100     1028   35570.00  SH       SOLE               1200.00          34370.00
Automatic Data                 COM              053015103     9921  209565.00  SH       SOLE              46435.00         163130.00
Automatic Data                 COM              053015103       24     500.00  SH       OTHER                                 500.00
BJ Services                    COM              055482103     1830   60725.00  SH       SOLE              17165.00          43560.00
Bank Of New York               COM              064057102     2721   77175.00  SH       SOLE               1600.00          75575.00
Becton Dickinson & Co          COM              075887109      768   10868.00  SH       SOLE                                10868.00
Bed Bath Beyond                COM              075896100     2845   74365.00  SH       SOLE              33830.00          40535.00
Berkshire Hath B               COM              084670207     3825    1205.00  SH       SOLE                 40.00           1165.00
Berkshire Hathaway Inc Cl A    COM              084670108      766       8.00  SH       SOLE                                    8.00
Bp Plc Adr                     COM              055622104     3361   51255.00  SH       SOLE               4575.00          46680.00
Bp Plc Adr                     COM              055622104       26     400.00  SH       OTHER                                 400.00
Bristol Myers Squibb           COM              110122108     2416   96950.00  SH       SOLE              58440.00          38510.00
Bristol Myers Squibb           COM              110122108      100    4000.00  SH       OTHER                                4000.00
CVS Corp Com                   COM              126650100     7379  229743.79  SH       SOLE              47207.79         182536.00
Cameco Corp Com                COM              13321l108     1003   27420.00  SH       SOLE               3000.00          24420.00
Carnival Corp                  COM              143658300     1727   36725.00  SH       SOLE              25545.00          11180.00
Celgene                        COM              151020104      879   20300.00  SH       SOLE              17000.00           3300.00
Central Fd Cda Ltd Cl A        COM              151020104      101   12000.00  SH       SOLE                                12000.00
Cheesecake Factory             COM              163072101      534   19630.00  SH       SOLE              18005.00           1625.00
Chevron Corp New               COM              166764100     2347   36184.00  SH       SOLE                                36184.00
Cintas Corp Com                COM              172908105     1048   25670.00  SH       SOLE              22470.00           3200.00
Cisco Sys Inc                  COM              17275R102    11808  513840.00  SH       SOLE             107975.00         405865.00
Cisco Sys Inc                  COM              17275R102       23    1000.00  SH       OTHER                                1000.00
Citigroup Inc                  COM              172967101    17318  348653.00  SH       SOLE              63745.00         284908.00
Citigroup Inc                  COM              172967101      262    5273.00  SH       OTHER                                5273.00
Coach Inc Com                  COM              189754104      417   12120.00  SH       SOLE                                12120.00
Coca Cola Co                   COM              191216100     1380   30896.00  SH       SOLE               3216.00          27680.00
Colgate-Palmolive Co           COM              194162103     3768   60680.00  SH       SOLE              20650.00          40030.00
Colgate-Palmolive Co           COM              194162103      422    6800.00  SH       OTHER                                6800.00
Comcast Cl A                   COM              20030N101     1447   39210.00  SH       SOLE              36060.00           3150.00
Comcast Cl A                   COM              20030N101        3      69.00  SH       OTHER                                  69.00
Conocophillips Com             COM              20825C104      378    6348.00  SH       SOLE                                 6348.00
Consumer Discretionary Etf     COM              81369Y407     6386  182705.00  SH       SOLE                               182705.00
Crown Castle                   COM              228227104     1644   46660.00  SH       SOLE              41785.00           4875.00
DJ Us Healthcr Etf             COM              464287762     2731   41675.00  SH       SOLE                                41675.00
Disney Walt Co                 COM              254687106      499   16150.00  SH       SOLE                                16150.00
Du Pont E I De Nemours         COM              263534109       26     600.00  SH       SOLE                                  600.00
Du Pont E I De Nemours         COM              263534109      180    4200.00  SH       OTHER                                4200.00




                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
------------------------------ ---------------- --------- --------  --------  ---  ---- ------- --------  -------- ------ ----------

EMC Corp                       COM              268648102     3070  256295.00  SH       SOLE             108250.00         148045.00
Eli Lilly                      COM              532457108      295    5168.00  SH       SOLE                                 5168.00
Emerson Electric               COM              291011104     5122   61075.00  SH       SOLE              10850.00          50225.00
Emerson Electric               COM              291011104       21     250.00  SH       OTHER                                 250.00
Energy Select Sector Etf       COM              81369Y506     8708  162915.00  SH       SOLE                               162915.00
Exxon Mobil Corp               COM              30231G102    21869  325910.00  SH       SOLE              18206.00         307704.00
Exxon Mobil Corp               COM              30231G102       34     500.00  SH       OTHER                                 500.00
Fedex Corp Com                 COM              31428X106     2255   20750.00  SH       SOLE                700.00          20050.00
Financial Sector Etf           COM              81369Y605     3464  100045.00  SH       SOLE                               100045.00
General Elec Co                COM              369604103    22416  635021.16  SH       SOLE              85618.00         549403.16
General Elec Co                COM              369604103       28     800.00  SH       OTHER                                 800.00
Glaxosmithkline                COM              37733W105     1602   30099.00  SH       SOLE              10800.00          19299.00
Global Crossing Ltd Com        COM              G3921A100        0   50000.00  SH       SOLE                                50000.00
Goldman Sachs                  COM              38141G104     7399   43738.00  SH       SOLE               8025.00          35713.00
Health Care Select Spdr        COM              81369Y209     8502  256165.00  SH       SOLE               2250.00         253915.00
Hewlett Packard                COM              428236103     1026   27968.00  SH       SOLE                632.00          27336.00
Home Depot Inc                 COM              437076102     9500  261913.00  SH       SOLE              58785.00         203128.00
Honeywell International        COM              438516106      206    5030.00  SH       SOLE               4830.00            200.00
Hong Kong & China Gqs Lt Adr   COM              438550204       45   19230.00  SH       SOLE                                19230.00
Industrial Select Sector Etf   COM              81369Y704     7586  227533.00  SH       SOLE                               227533.00
Intel Corp                     COM              458140100     2833  137706.00  SH       SOLE                300.00         137406.00
International Bus Mach Com     COM              459200101     5093   62160.00  SH       SOLE              16300.00          45860.00
International Bus Mach Com     COM              459200101     1059   12921.00  SH       OTHER                               12921.00
Ishares Inc Msci Japan         COM              464286848     3818  282010.00  SH       SOLE              31900.00         250110.00
Ishares Inc Msci Japan         COM              464286848       14    1000.00  SH       OTHER                                1000.00
Ishares MSCI EAFE Index        COM              464287465     6520   96232.00  SH       SOLE                150.00          96132.00
Ishares Tr Dj Us Bas Matl      COM              464287838      227    4260.00  SH       SOLE                                 4260.00
Ishares Tr Dj Us Tech Sec      COM              464287721     1205   23465.00  SH       SOLE               8950.00          14515.00
Ishares Tr Gldm Schs Semi      COM              464287523      338    5500.00  SH       SOLE                                 5500.00
Ishares Tr Msci Emerg Mkt      COM              464287234      310    3200.00  SH       SOLE                 25.00           3200.00
Ishares Tr Russell 1000        COM              464287622      340    4700.00  SH       SOLE                                 4700.00
Ishares Tr Russell 1000 Grw    COM              464287614      559   10725.00  SH       SOLE               9575.00           1150.00
JP Morgan Chase                COM              46625H100     4635   98701.00  SH       SOLE              27143.00          71558.00
JP Morgan Chase                COM              46625H100      305    6500.00  SH       OTHER                                6500.00
Jabil Circuit Inc              COM              466313103     1114   39008.96  SH       SOLE              36258.96           2750.00
Johnson & Johnson              COM              478160104    15449  237893.98  SH       SOLE              54559.98         183334.00
Johnson & Johnson              COM              478160104     1091   16798.00  SH       OTHER                               16798.00
Kimberly-Clark Corp            COM              494368103      881   13480.00  SH       SOLE                                13480.00
Kinder Morg Inc                COM              49455p101      517    4934.33  SH       SOLE               4484.33            450.00
Kohls Corp                     COM              500255104     1081   16650.00  SH       SOLE              14825.00           1825.00
Liberty Global A               COM              530555101      214    8313.00  SH       SOLE               8313.00
Lowes Cos Inc                  COM              548661107      200    7128.00  SH       SOLE                                 7128.00
Marriott Intl                  COM              571903202      929   24052.44  SH       SOLE              22652.44           1400.00
Marsh Mclennan                 COM              571748102      268    9525.00  SH       SOLE                                 9525.00
Medtronic Inc                  COM              585055106     6455  139000.90  SH       SOLE              30229.90         108771.00
Merck & Co. Inc                COM              589331107      729   17400.00  SH       SOLE                200.00          17200.00
Mettler Toledo Intl Com        COM              592688105      704   10646.00  SH       OTHER                               10646.00
Microsoft Corp                 COM              594918104     5924  216583.15  SH       SOLE              70112.00         146471.15
Microsoft Corp                 COM              594918104       19     700.00  SH       OTHER                                 700.00
Moodys Corp Com                COM              615369105      588    9000.00  SH       SOLE                                 9000.00
Morgan Stanley                 COM              617446448      601    8245.00  SH       SOLE               1035.00           7210.00
Nasdaq 100 Tr                  COM              631100104    10531  259075.00  SH       SOLE              26455.00         232620.00
Nokia Corp Adr                 COM              654902204     1365   69310.00  SH       SOLE              52585.00          16725.00
Northern Trust                 COM              665859104      444    7600.00  SH       SOLE                                 7600.00
Pennsylvania Pwr & Lt Com      COM              69351T106      349   10600.00  SH       SOLE                                10600.00
Pepsico Inc                    COM              713448108     1189   18220.00  SH       SOLE                                18220.00
Pfizer Inc                     COM              717081103     2422   85410.00  SH       SOLE               7600.00          77810.00
Procter & Gamble               COM              742718109     6716  108362.67  SH       SOLE              23391.67          84971.00
Quest Diagnostic               COM              74834L100    10767  176053.00  SH       SOLE              21900.00         154153.00




                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
------------------------------ ---------------- --------- --------  --------  ---  ---- ------- --------  -------- ------ ----------

S&P 400 Midcap                 COM              595635103    17854  129671.00  SH       SOLE                               129671.00
S&P 500 Spdr Tr Unit           COM              78462F103    19687  147383.00  SH       SOLE               1000.00         146383.00
S&P 600 Smlcap                 COM              464287804     4013   65470.00  SH       SOLE                                65470.00
Schlumberger                   COM              806857108     5664   91315.00  SH       SOLE              18100.00          73215.00
Schlumberger                   COM              806857108      298    4800.00  SH       OTHER                                4800.00
Schwab Charles Cp New Com      COM              808513105      617   34423.00  SH       SOLE              10000.00          24423.00
Staples Inc                    COM              855030102     1647   67698.00  SH       SOLE              62423.00           5275.00
Starbucks Corp                 COM              855244109     6092  178900.00  SH       SOLE              22220.00         156680.00
State St Corp                  COM              857477103    13500  216339.00  SH       SOLE              45050.00         171289.00
State St Corp                  COM              857477103      128    2059.00  SH       OTHER                                2059.00
Streettracks Gold Tr Gold Shs  COM              863307104      830   13960.00  SH       SOLE               1500.00          12460.00
Stryker Corp Com               COM              863667101     2545   51320.00  SH       SOLE              16240.00          35080.00
Sysco Corp                     COM              871829107      774   23150.10  SH       SOLE              20350.10           2800.00
Target Corp Com                COM              87612E106      269    4875.00  SH       SOLE                                 4875.00
Texas Instruments Inc          COM              882508104     2760   83000.00  SH       SOLE              36950.00          46050.00
Transocean Inc                 COM              G90078109     2199   30030.00  SH       SOLE               5100.00          24930.00
Triad Hospitals                COM              89579K109      784   17815.00  SH       SOLE              16515.00           1300.00
Tyco Intl Ltd                  COM              902124106      574   20500.00  SH       SOLE               1500.00          19000.00
Union Pac Corp                 COM              907818108      306    3479.00  SH       SOLE                150.00           3329.00
Utilities Select Sector Spdr   COM              81369Y886     1756   51650.00  SH       SOLE               4500.00          47150.00
Verizon Commun                 COM              92343v104      273    7350.00  SH       SOLE                                 7350.00
Viacom Inc New Cl B            COM              92553p201     1394   37480.00  SH       SOLE              33855.00           3625.00
Wal Mart Stores                COM              931142103     2428   49233.99  SH       SOLE               4400.00          44833.99
Walgreen Co                    COM              931422109     9806  220903.00  SH       SOLE              40275.00         180628.00
Walgreen Co                    COM              931422109       16     350.00  SH       OTHER                                 350.00
Weatherford Intl               COM              G95089101     4395  105347.00  SH       SOLE              29753.00          75594.00
Wells Fargo                    COM              949746101     1457   40264.02  SH       SOLE              29264.02          11000.00
Wyeth                          COM              983024100     1458   28686.00  SH       SOLE               2975.00          25711.00
Wyeth                          COM              983024100       31     600.00  SH       OTHER                                 600.00
Zimmer Hldgs Inc Com           COM              98956P102      497    7356.00  SH       SOLE               5056.00           2300.00
Dime Bancorp Inc New           W Exp 01/01/2059 25429q110        2  14250.000  SH       SOLE                               14250.000

